Deposits	12 Months Ended
Dec. 31, 2016
Deposits.
Deposits

(7) Deposits

Deposits as of December 31, 2016 and 2015 and related interest expense for the years ended December 31, 2016, 2015 and 2014 were as follows:

	2016	2015
	(Dollars in Thousands)
Deposits:
Demand - non-interest bearing
Domestic	$2,509,544	$2,536,192
Foreign	648,507	613,426
Total demand non-interest bearing	3,158,051	3,149,618
Savings and interest bearing demand
Domestic	2,589,675	2,450,102
Foreign	614,053	570,120
Total savings and interest bearing demand	3,203,728	3,020,222
Time, certificates of deposit $100,000 or more
Domestic	748,104	800,393
Foreign	838,161	848,355
Less than $100,000
Domestic	389,682	430,102
Foreign	272,363	287,563
Total time, certificates of deposit	2,248,310	2,366,413
Total deposits	$8,610,089	$8,536,253

	2016	2015	2014
	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$3,922	$3,026	$2,998
Foreign	640	567	599
Total savings and interest bearing demand	4,562	3,593	3,597
Time, certificates of deposit $100,000 or more
Domestic	3,881	4,693	4,615
Foreign	3,929	4,116	4,529
Less than $100,000
Domestic	1,447	1,680	2,074
Foreign	706	744	815
Total time, certificates of deposit	9,963	11,233	12,033
Total interest expense on deposits	$14,525	$14,826	$15,630

Scheduled maturities of time deposits as of December 31, 2016 were as follows:

Total
(in thousands)
2017	$2,021,655
2018	156,078
2019	52,777
2020	17,064
2021	638
Thereafter	98
Total	$2,248,310

Scheduled maturities of time deposits in amounts of $100,000 or more at December 31, 2016, were as follows:

Total
(in thousands)
Due within 3 months or less	$605,093
Due after 3 months and within 6 months	390,668
Due after 6 months and within 12 months	430,447
Due after 12 months	160,057
$1,586,265

Time deposits that meet or exceed the FDIC insurance limit of $250,000 at December 31, 2016 and December 31, 2015 were $1,005,000 and $1,021,000, respectively.